Segment reporting	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Segment reporting
1     Segment reporting
Reportable segments
The Group operated three reportable segments during FY2023, which are aligned with the commodities that are extracted and marketed and reflect the structure used by the Group’s management to assess the performance of the Group.

Reportable segment	Principal activities

Copper	Mining of copper, silver, zinc, molybdenum, uranium and gold

Iron Ore	Mining of iron ore

Coal	Mining of metallurgical coal and energy coal
Group and unallocated items includes functions, other unallocated operations including Potash, Nickel West, West Musgrave, legacy assets and consolidation adjustments. Revenue not attributable to reportable segments comprises the sale of freight and fuel to third parties, as well as revenues from unallocated operations. Exploration and technology activities are recognised within relevant segments.

Year ended 30 June 2023 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,027	24,812	10,958	2,020	53,817
Inter-segment revenue	–	–	–	–	–

Total revenue	16,027	24,812	10,958	2,020	53,817

Underlying EBITDA	6,653	16,692	4,998	(387)	27,956

Depreciation and amortisation	(1,810)	(1,993)	(697)	(561)	(5,061)
Impairment losses 1	(33)	(28)	(6)	(8)	(75)

Underlying EBIT	4,810	14,671	4,295	(956)	22,820

Exceptional items 2	471	(295)	–	(64)	112
Net finance costs					(1,531)

Profit before taxation					21,401

Capital expenditure (cash basis)	2,698	1,966	657	1,412	6,733

Profit/(loss) from equity accounted investments, related impairments and expenses	854	(256)	–	(4)	594

Investments accounted for using the equity method	1,530	–	–	90	1,620

Total assets	40,366	25,025	11,087	24,818	101,296

Total liabilities	5,824	8,382	3,821	34,739	52,766

Year ended 30 June 2022 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,849	30,767	15,549	1,933	65,098
Inter-segment revenue	–	–	–	–	–

Total revenue	16,849	30,767	15,549	1,933	65,098

Underlying EBITDA	8,565	21,707	9,504	858	40,634

Depreciation and amortisation	(1,765)	(2,203)	(762)	(953)	(5,683)
Impairment losses 1	(470)	(33)	(9)	(3)	(515)

Underlying EBIT	6,330	19,471	8,733	(98)	34,436

Exceptional items 2	(81)	(648)	849	(450)	(330)
Net finance costs					(969)

Profit before taxation					33,137

Capital expenditure (cash basis)	2,528	1,848	621	858	5,855

Profit/(loss) from equity accounted investments, related impairments and expenses	577	(595)	–	(1)	(19)

Investments accounted for using the equity method	1,415	–	–	5	1,420

Total assets	32,762	24,613	11,524	26,267	95,166

Total liabilities	5,342	7,790	3,874	29,394	46,400

Year ended 30 June 2021 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	15,726	34,475	5,154	1,566	56,921
Inter-segment revenue	–	–	–	–	–

Total revenue	15,726	34,475	5,154	1,566	56,921

Underlying EBITDA	8,489	26,278	288	18	35,073

Depreciation and amortisation	(1,608)	(1,971)	(845)	(660)	(5,084)
Impairment losses 1	(72)	(13)	(20)	(31)	(136)

Underlying EBIT	6,809	24,294	(577)	(673)	29,853

Exceptional items 2	(144)	(1,319)	(1,567)	(1,308)	(4,338)
Net finance costs					(1,223)

Profit before taxation					24,292

Capital expenditure (cash basis)	2,180	2,188	579	665	5,612

Profit/(loss) from equity accounted investments, related impairments and expenses	692	(1,126)	(480)	(1)	(915)

Investments accounted for using the equity method	1,482	–	–	260	1,742

Total assets 3	31,517	26,171	11,030	40,209	108,927

Total liabilities 3	4,589	7,508	3,518	37,707	53,322

1	Impairment losses exclude exceptional items of US$ nil (2022: US$ nil; 2021: US$2,371 million).

2
Exceptional items reported in Copper and Group and unallocated include fair value changes on
Samarco related

forward exchange derivatives of US$471 million (2022: US$(81) million; 2021: US$136 million), Samarco dam failure costs of US$(64) million (2022: US$(13) million; 2021: US$(14) million), and Samarco related other income of US$ nil (2022: US$ nil; 2021: US$34 million). Refer to note 3 ‘Exceptional items’ for further information.

3
Group and unallocated FY2021 total assets and total liabilities include Petroleum assets and liabilities that were disclosed as part of the Petroleum segment before the merger of the Group’s oil and gas portfolio with Woodside Energy Group Ltd (‘Woodside’) in FY2022.

Geographical information

	Revenue by location of customer
	2023	2022	2021
	US$M	US$M	US$M
Australia	1,702	1,649	1,871
Europe	1,961	2,129	886
China	31,205	36,618	39,653
Japan	6,971	8,401	4,387
India	3,447	5,215	2,189
South Korea	2,997	4,786	3,420
Rest of Asia	3,583	4,303	2,934
North America	1,382	1,282	1,147
South America	569	715	426
Rest of world	–	–	8

	53,817	65,098	56,921

	Non-current assets by location of assets
	2023	2022	2021
	US$M	US$M	US$M
Australia	51,961	43,250	48,612
North America	5,081	3,964	9,701
South America	19,047	18,280	18,548
Rest of world	685	150	1,851
Unallocated assets 1	1,171	858	3,522

	77,945	66,502	82,234

1	Unallocated assets comprise deferred tax assets and other financial assets.
Underlying EBITDA
Underlying EBITDA is earnings before net finance costs, depreciation, amortisation and impairments, taxation expense, Discontinued operations and any exceptional items. Underlying EBITDA includes BHP’s share of profit/(loss) from investments accounted for using the equity method including net finance costs, depreciation, amortisation and impairments and taxation expense/(benefit).
Exceptional items are excluded from Underlying EBITDA in order to enhance the comparability of such measures from period-to-period
and provide investors with further clarity in order to assess the performance of the Group’s operations. Management monitors exceptional items separately. Refer to note 3 ‘Exceptional items’ for additional detail.
Segment assets and liabilities
Total segment assets and liabilities of reportable segments represents operating assets and operating liabilities, including the carrying amount of equity accounted investments and predominantly excludes cash balances, loans to associates, interest bearing liabilities and deferred tax balances. The carrying value of investments accounted for using the equity method represents the balance of the Group’s investment in equity accounted investments, with no adjustment for any cash balances, interest bearing liabilities or deferred tax balances of the equity accounted investment.